Pending Acquisition - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	11 Months Ended
	May 27, 2021	Feb. 04, 2021	May 31, 2021	Feb. 03, 2021
Business Acquisition [Line Items]
Proceeds from PIPE financing				$ 627,500
Purchase agreement description			Certain of BluJay’s current shareholders, Francisco Partners and Temasek, will have the right to appoint one director each to our board of directors following the closing of the acquisition, subject to the terms of the Purchase Agreement.
Investor rights agreement, amendment, description			Additionally, the Investor Rights Agreement entered into as part of the Business Combination will be amended to extend the Lock-up Period, which is currently from February 4, 2021 through August 4, 2021, for an additional six months.
Investor rights agreement, additional lock-up period	6 months
Pipe Investment
Business Acquisition [Line Items]
Proceeds from PIPE financing		$ 627,500
2021 Revolving Credit Facility
Business Acquisition [Line Items]
Line of credit, sublimit		$ 15,000
Class A ordinary shares | Pipe Investment
Business Acquisition [Line Items]
Stock issued during period shares acquisitions		69,500,000
Purchase Agreement | 2021 Term Loan
Business Acquisition [Line Items]
Line of credit facility, additional borrowing amount	$ 380,000
Purchase Agreement | 2021 Revolving Credit Facility
Business Acquisition [Line Items]
Line of credit facility, additional borrowing amount	80,000
Line of credit, sublimit	15,000
Purchase Agreement | 2021 Revolving Credit Facility | Forecast
Business Acquisition [Line Items]
Line of credit, sublimit	30,000
Purchase Agreement | Class A ordinary shares | Pipe Investment
Business Acquisition [Line Items]
Proceeds from PIPE financing	$ 300,000
Stock issued during period shares acquisitions	28,909,022
Purchase Agreement | BluJay TopCo Limited
Business Acquisition [Line Items]
Business acquisition, cash consideration	$ 456,800
Business combination, additional consideration per day for a specified period	$ 63,000
Purchase Agreement | BluJay TopCo Limited | Class A ordinary shares | BluJay Acquisition
Business Acquisition [Line Items]
Business acquisition, number of shares issuable	72,383,299